Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Segments	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Significant Accounting Policies (Textual)
Changes in fair value of contingent consideration liability	$ (38)	$ 300	$ 665
Employee's contribution percent	100.00%
Matching contributions, percentage	3.00%
Severance expenses	$ 4,052	3,748	2,248
Advertising expenses	$ 304	$ 384	$ 423
Income tax ultimate settlement, percentage	More than 50%.
Ordinary shares excluded from the calculations of diluted earnings per share | shares		2,093	21,998
Number of operating segments | Segments	4
Stock-based compensation expense	$ 194	$ 78	$ 152
Expense related to doubtful accounts	$ 1,070	1,164	437
Short-term deposits maturity, term	Short-term deposits include deposits with original maturities of more than three months and less than one year.
Closing balance, description	Out of the closing balance, an amount of $ 25,778 become exercisable during 2019.
Lease liabilities	$ 12,322
Net income orattributable to Magic Software Enterprises	$ (1,726)		$ (2,262)
Minimum [Member]
Significant Accounting Policies (Textual)
Intangible assets amortization period	1 year
Maximum [Member]
Significant Accounting Policies (Textual)
Intangible assets amortization period	15 years